Financial Instruments and Financial Risk Management - Financial Assets/(Liabilities) at Fair Value through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial liabilities at fair value through profit or loss		$ 19,146
Foreign Currency Risks
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss	$ 691	226
Financial liabilities at fair value through profit or loss		$ (41)